UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



          Report for the Calendar Year or Quarter Ended March 31, 2007

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Feirstein, Barry R.

Address:  540 Madison Avenue
          15th Floor
          New York, New York 10022

13F File Number: 028-4181

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Barry R. Feirstein
Title:
Phone:  (646) 521-8300


Signature, Place and Date of Signing:

/s/ Barry Feirstein             New York, New York           May 14, 2007
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  None

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  35

Form 13F Information Table Value Total: $77,320
                                         (thousands)


List of Other Included Managers:  None

                                                     FORM 13F INFORMATION TABLE




COLUMN 1                      COLUMN  2       COLUMN 3     COLUMN 4        COLUMN 5     COLUMN 6    COLUMN 7       COLUMN 8

                              TITLE                        VALUE      SHRS OR  SH/ PUT/  INVESTMENT  OTHER      VOTING AUTHORITY
NAME OF ISSUER                OF CLASS        CUSIP       (X$1000)    PRN AMT  PRN CALL  DISCRETION  MANAGERS  SOLE     SHARED  NONE
--------------                --------        -----       --------    -------  --- ----  ----------  --------  ----     ------  ----
4 KIDS ENTMT INC              COM             350865101   1,892       100,000  SH          SOLE      NONE      100,000   0       0
AGNICO EAGLE MINES LTD        COM             008474108     531        15,000  SH          SOLE      NONE       15,000   0       0
AKAMAI TECHNOLOGIES           COM             00971T101     499        10,000  SH          SOLE      NONE       10,000   0       0
ARBITRON INC                  COM             03875Q108   3,287        70,000  SH          SOLE      NONE       70,000   0       0
BOOKHAM INC                   COM             09856E105     114        50,000  SH          SOLE      NONE       50,000   0       0
CAMECO CORP                   COM             13321L108   6,141       150,000  SH          SOLE      NONE      150,000   0       0
CBEYOND INC                   COM             149847105   5,866       200,000  SH          SOLE      NONE      200,000   0       0
CIENA CORP                    COM NEW         171779309   1,398        50,000  SH          SOLE      NONE       50,000   0       0
CLEAR CHANNEL OUTDOOR HLDGS   CL A            18451C109   2,673       101,600  SH          SOLE      NONE      101,600   0       0
COINSTAR INC                  COM             19259P300   6,260       200,000  SH          SOLE      NONE      200,000   0       0
COLLECTORS UNIVERSE INC       COM NEW         19421R200   1,961       140,000  SH          SOLE      NONE      140,000   0       0
COLOR KINETICS INC            COM             19624P100   2,429       125,000  SH          SOLE      NONE      125,000   0       0
DG FASTCHANNEL INC            COM             23326R109   3,326       200,000  SH          SOLE      NONE      200,000   0       0
DTS INC                       COM             23335C101   6,058       250,000  SH          SOLE      NONE      250,000   0       0
ELDORADO GOLD CORP NEW        COM             284902103     175        30,000  SH          SOLE      NONE       30,000   0       0
GOLD FIELDS LTD NEW           SPONSORED ADR   38059T106   1,109        60,000  SH          SOLE      NONE       60,000   0       0
GOLDCORP INC NEW              COM             380956409     480        20,000  SH          SOLE      NONE       20,000   0       0
HEALTH GRADES INC             COM             42218Q102     637       101,500  SH          SOLE      NONE      101,500   0       0
HOUSTON WIRE & CABLE CO       COM             44244K109   2,130        76,000  SH          SOLE      NONE       76,000   0       0
ILLUMINA INC                  COM             452327109     879        30,000  SH          SOLE      NONE       30,000   0       0
KINROSS GOLD CORP             COM NO PAR      496902404     276        20,000  SH          SOLE      NONE       20,000   0       0
LAMAR ADVERTISING CO          CL A            512815101   3,193        50,700  SH          SOLE      NONE       50,700   0       0
LEVEL 3 COMMUNICATIONS INC    COM             52729N100   3,097       507,700  SH          SOLE      NONE      507,700   0       0
MOVE INC COM                  COM             62458M108     831       150,000  SH          SOLE      NONE      150,000   0       0
NET 1 UEPS TECHNOLOGIES INC   COM NEW         64107N206   2,488       100,000  SH          SOLE      NONE      100,000   0       0
NEWMONT MINING CORP           COM             651639106     210         5,000  SH          SOLE      NONE        5,000   0       0
NEWS CORP                     CL A            65248E104   1,156        50,000  SH          SOLE      NONE       50,000   0       0
ORBCOMM INC                   COM             68555P100   8,288       650,000  SH          SOLE      NONE      650,000   0       0
QUIDEL CORP                   COM             74838J101     300        25,000  SH          SOLE      NONE       25,000   0       0
RENTRACK CORP                 COM             760174102   1,172        75,000  SH          SOLE      NONE       75,000   0       0
STRATSYS INC                  COM             862685104   1,734        40,600  SH          SOLE      NONE       40,600   0       0
SUNPOWER CORP                 CL A            867652109   1,615        35,500  SH          SOLE      NONE       35,500   0       0
VA SOFTWARE CORP              COM             91819B105   1,008       250,000  SH          SOLE      NONE      250,000   0       0
VOLTERRA SEMICONDUCTOR CORP   COM             928708106     980        75,000  SH          SOLE      NONE       75,000   0       0
YAHOO INC                     COM             984332106   3,129       100,000  SH          SOLE      NONE      100,000   0       0




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